Leases (Tables)	9 Months Ended
Mar. 31, 2023
Lessee Disclosure [Abstract]
Schedule of Balance Sheets Classification of Leases

The following table shows the lease balance sheet classification of leases for the quarter ended March 31, 2023 (in thousands):

(in thousands)	March 31, 2023
Assets
Operating lease right-of-use assets, net of accumulated amortization	$187
Liabilities
Current	$129
Operating lease liabilities, current
Non-current
Operating lease liabilities, non-current	$71
Total lease liabilities	$200

Schedule of lease cost

The following table shows the lease costs for the nine months ended March 31, 2023 (in thousands):

Lease costs (in thousands)	Statement of operations classification	March 31, 2023
Operating lease costs	Operating expenses: research and development	$97
Short term lease costs	Operating expenses: research and development	$32
Short term lease costs	Operating expenses: general and administrative	$106
Short term lease costs	Cost of goods sold	$284
Total lease costs		$519

Other information	March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities (in thousands)	$97
Remaining lease term - operating leases (in years)	1.6
Discount rate - operating leases	10%

Schedule of payments for noncancelable leases

The future minimum payments for noncancelable leases with terms in excess of one year as of December 31, 2022 are payable as follows (in thousands):

2023	$42
2024	$157
2025	$46
Total	$245

The Company recognized rent expense of $0.2 million and $0.2 million during the three months ended March 31, 2023 and 2022, respectively, and $0.5 million and $0.5 million during the nine months ended March 31, 2023 and 2022, respectively.